Property and equipment	12 Months Ended
Dec. 31, 2019
Property and equipment.
Property and equipment

10.Property and equipment

	Processing			Construction in
	servers and	Computers and		progress (CIP) and
	engineering	office	Other	Advances for	Leasehold	Right of use of
	equipment	equipment	equipment	equipment	improvements	leased assets	Total
Cost
Balance as of December 31, 2017	822	130	174	111	—	—	1,237
Transfer between groups	22	5	12	(39)	—	—	—
Additions	478	134	109	15	—	—	736
Additions from business combinations (Note 6)	82	22	9	(68)	—	—	45
Disposals	(65)	(13)	(109)	—	—	—	(187)
Balance as of December 31, 2018	1,339	278	195	19	—	—	1,831
Impact of adopting IFRS 16 (Note 2)	—	—	—	—	—	936	936
Restated opening balance as of December 31, 2018	1,339	278	195	19	—	936	2,767
Transfer between groups	(110)	3	(152)	(9)	268	—	—
Additions	356	147	14	104	230	848	1,699
Additions from business combinations (Note 6)	—	—	3	—	—	42	45
Disposals	(75)	(98)	(7)	(6)	—	(209)	(395)
Assets held for sale	(341)	—	—	—	—	—	(341)
Balance as of December 31, 2019	1,169	330	53	108	498	1,617	3,775
Accumulated depreciation and impairment:
Balance as of December 31, 2017	(356)	(76)	(81)	—	—	—	(513)
Depreciation charge	(192)	(40)	(52)	—	—	—	(284)
Disposals	16	10	14	—	—	—	40
Balance as of December 31, 2018	(532)	(106)	(119)	—	—	—	(757)
Transfer between groups	96	—	128	—	(224)	—	—
Depreciation charge	(246)	(68)	(34)	—	—	(304)	(652)
Disposals	37	35	2	—	—	39	113
Assets held for sale	218	—	—	—	—	—	218
Impairment	(132)	—	—	—	(219)	—	(351)
Balance as of December 31, 2019	(559)	(139)	(23)	—	(443)	(265)	(1,429)
Net book value
As of December 31, 2017	466	54	93	111	—	—	724
As of December 31, 2018	807	172	76	19	—	—	1,074
As of December 31, 2019	610	191	30	108	55	1,352	2,346

As of December 31, 2019, the gross book value of fully depreciated assets is equal to 321 (2018 -  249).